Senior Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 29, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 06, 2009 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock First Five Years	Sep. 29, 2010 Capital Purchase Program (CPP)	Dec. 31, 2013 Capital Purchase Program (CPP) After Five Years	Sep. 29, 2010 Series CD Preferred Stock
Class of Stock [Line Items]
Proceeds received from treasury						$ 5,000,000
Issuance of preferred stock, shares						5,000					12,123
Common Stock, shares repurchased						54,705
Warrant, exercise price						13.71
Warrant, term period						10 years
Preferred stock, annual dividend rate								5.00%	5.00%	9.00%	2.00%
Proceeds received from treasury, warrant							300,000
Net proceeds from issuance and redemption of preferred stock		18,958,464	0				4,700,000				12,123,000
Accretion of Series A Preferred Stock discount, maximum amount						$ 5,000,000
Series UST Fixed rate cumulative perpetual preferred shares exchanged to Series CD Preferred stocks									5,000
Limitations on payment of dividends on common stock	no more than 100% of the aggregate per share dividend
Dividend declared and paid, common stock			$ 0.15	$ 0.15	$ 0.15
Series CD fixed rate cumulative perpetual preferred shares issued in exchange to Series UST preferred stocks											5,000
Preferred Stock, liquidation preference		$ 1,000	$ 1,000				$ 1,000